Property and Equipment - Schedule of Changes in Property in Own Use (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	[1]	€ 1,801
Amounts recognised in the statement of profit or loss for the year [abstract]
Closing balance	[1]	1,659	€ 1,801
Net carrying value	[1]	1,659	1,801
Property in own use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		774	881
Additions		5	5
- Transfers to and from Investment properties		11	0
Amounts recognised in the statement of profit or loss for the year [abstract]
- Depreciation		(14)	(13)
- Impairments		(4)	(8)
- Reversal of impairments		17	24
Total amounts recognised in the statement of profit or loss for the year		(1)	3
Revaluations recognised in equity during the year		(23)	(42)
Disposals		(12)	(145)
Exchange rate differences		(20)	(12)
Closing balance		780	774
Net carrying value		780	774
Revaluation surplus [abstract]
Opening balance		279	256
Revaluation in the year		1	23
Closing balance		280	279
Property in own use [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		1,324
Amounts recognised in the statement of profit or loss for the year [abstract]
Closing balance		1,320	1,324
Net carrying value		1,320	1,324
Property in own use [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		376
Amounts recognised in the statement of profit or loss for the year [abstract]
Closing balance		387	376
Net carrying value		387	376
Property in own use [member] | Accumulated impairments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance		174
Amounts recognised in the statement of profit or loss for the year [abstract]
Closing balance		153	174
Net carrying value		€ 153	€ 174

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.